Intangible Assets - Summary of Intangible Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	$ 79,187
Amortization expenses	(6,699)		$ (6,643)	$ (6,569)
Impairment losses	0	$ 0	(9)	(29)
Ending balance	72,727	$ 2,375	79,187
Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	113,474		112,245	112,341
Additions-acquired separately	237		1,893	256
Disposal	(505)		(665)	(354)
Effect of foreign exchange differences	0		0	0
Others	3		1	2
Ending balance	113,209		113,474	112,245
Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	(34,287)		(28,300)	(22,056)
Amortization expenses	(6,699)		(6,643)	(6,569)
Disposal	505		665	354
Impairment losses	(336)		(9)	(29)
Effect of foreign exchange differences	(1)		0	0
Others	0		0	0
Ending balance	(40,482)		(34,287)	(28,300)
Beginning balance, net	79,187		83,945
Ending balance, net	72,727		79,187	83,945
Mobile Broadband Concession [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	78,150
Ending balance	71,761		78,150
Mobile Broadband Concession [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	109,963		108,338	108,338
Additions-acquired separately	0		1,625	0
Disposal	0		0	0
Effect of foreign exchange differences	0		0	0
Others	0		0	0
Ending balance	109,963		109,963	108,338
Mobile Broadband Concession [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	(31,813)		(25,518)	(19,319)
Amortization expenses	(6,389)		(6,295)	(6,199)
Disposal	0		0	0
Impairment losses			0	0
Effect of foreign exchange differences	0		0	0
Others	0		0	0
Ending balance	(38,202)		(31,813)	(25,518)
Beginning balance, net	78,150		82,820
Ending balance, net	71,761		78,150	82,820
Computer software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	622
Ending balance	579		622
Computer software [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	2,798		3,203	3,320
Additions-acquired separately	231		257	225
Disposal	(499)		(663)	(344)
Effect of foreign exchange differences	0		0	0
Others	3		1	2
Ending balance	2,533		2,798	3,203
Computer software [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	(2,176)		(2,530)	(2,532)
Amortization expenses	(276)		(310)	(341)
Disposal	499		664	343
Impairment losses			0	0
Effect of foreign exchange differences	(1)		0	0
Others	0		0	0
Ending balance	(1,954)		(2,176)	(2,530)
Beginning balance, net	622		673
Ending balance, net	579		622	673
Goodwill [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	217
Ending balance	217		217
Goodwill [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	291		291	291
Additions-acquired separately	0		0	0
Disposal	0		0	0
Effect of foreign exchange differences	0		0	0
Others	0		0	0
Ending balance	291		291	291
Goodwill [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	(74)		(74)	(45)
Amortization expenses	0		0	0
Disposal	0		0	0
Impairment losses			0	(29)
Effect of foreign exchange differences	0		0	0
Others	0		0	0
Ending balance	(74)		(74)	(74)
Beginning balance, net	217		217
Ending balance, net	217		217	217
Others [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	198
Ending balance	170		198
Others [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	422		413	392
Additions-acquired separately	6		11	31
Disposal	(6)		(2)	(10)
Effect of foreign exchange differences	0		0	0
Others	0		0	0
Ending balance	422		422	413
Others [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	(224)		(178)	(160)
Amortization expenses	(34)		(38)	(29)
Disposal	6		1	11
Impairment losses			(9)	0
Effect of foreign exchange differences	0		0	0
Others	0		0	0
Ending balance	(252)		(224)	(178)
Beginning balance, net	198		235
Ending balance, net	$ 170		$ 198	$ 235